Accounts receivable, net - Allowance for credit losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net
Balance at beginning of the year	¥ (34,329)	¥ (32,866)	¥ (31,606)
Additions	(2,918)	(1,882)	(4,019)
Reversals	1,932	377	1,776
Write offs	73	42	983
Balance at end of the year	(35,242)	(34,329)	¥ (32,866)
Carry forward of allowance for credit losses	¥ 23,100	¥ 23,100